Short-Term Bank Loans - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Bank	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Interest expense	$ 387	$ 105	$ 0
Number of banks | Bank		2
Loans payable	25,000	$ 25,000
Pledged deposit	$ 0	$ 25,000
Expected repayment year of bank loan	2018
Minimum
Short-term Debt [Line Items]
Interest rate		0.953%
Maximum
Short-term Debt [Line Items]
Interest rate		1.51%